Consolidated Income Statements - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Statement [Abstract]
Revenue	$ 132,079,041	$ 123,088,183
Cost of Revenue	83,127,061	79,912,121
Gross Profit	48,951,980	43,176,062
Selling, general and administrative expenses	16,452,416	13,348,529
Loss on disposal of property, plant and equipment	39,118	255,678
Operating Income	32,460,446	29,571,855
Other Income (Expenses)
Interest expense	(21,292,861)	(24,413,242)
Foreign currency income (loss)	47,795	(132,087)
Net Income	11,215,380	5,026,526
Net income attributable to noncontrolling parent interest	112,154	50,265
Net income attributable to Parent Holdings Class A unitholders	$ 11,103,226	$ 4,976,261
Basic weighted average Class A units outstanding (in Shares)	190,942	189,924
diluted weighted average Class A units outstanding (in Shares)	190,942	189,924
Earnings per unit attributable to Class A unit, basic (in Dollars per share)	$ 58.15	$ 26.2
Earnings per unit attributable to Class A unit, diluted (in Dollars per share)	$ 58.15	$ 26.2